Basis of Presentation and General Information (Tables)	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Companies Subsidiaries Included In The Consolidated Financial Statements
At December 31, 2023, the subsidiaries included in the Company’s consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Drybulk International Trading and Shipping Inc.	04/07/2022	Eco Bushfire	32,000	21/09/2022
Raw Commodities & Exports Inc.	04/07/2022	Eco Angelbay	32,000	19/10/2022
Crude Oil Services International Inc.	06/07/2023	Afrapearl II	115,804	14/07/2023

Summary of Concentration of Risk
During the period from March 12 to December 31, 2021 and the period from January 1, 2022 to October 18, 2022, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Period ended December 31, 2021	Period ended October 18, 2022
A	16%	—
B	84%	—
C	—	27%
D	—	14%
E	—	29%
F	—	10%

During
the period from July 25, 2022 to December 31, 2022 and the year ended December 31, 2023, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023
A	38%	—
B	20%	—
C	12%	—
D	30%	—
E	—	24%
F	—	22%